Schedule of Investments (unaudited) December 31, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks — 98.6%

Aerospace & Defense — 0.5%
Aerojet Rocketdyne Holdings, Inc.(a)(b)	21,079	$962,467
Ducommun, Inc.(a)	8,659	437,539
Mercury Systems, Inc.(a)	20,401	1,409,913
Parsons Corp.(a)	4,834	199,548
Wesco Aircraft Holdings, Inc.(a)	8,913	98,221

		3,107,688

Air Freight & Logistics — 0.2%
Hub Group, Inc., Class A(a)	30,748	1,577,065

Airlines — 0.2%
Spirit Airlines, Inc.(a)	34,128	1,375,700

Auto Components — 0.9%
Fox Factory Holding Corp.(a)	13,156	915,263
LCI Industries	43,702	4,681,795
Standard Motor Products, Inc.	5,664	301,438
Visteon Corp.(a)	4,624	400,392

		6,298,888

Automobiles — 0.1%
Winnebago Industries, Inc.	7,119	377,165

Banks — 1.6%
Atlantic Union Bankshares Corp.	4	150
Central Pacific Financial Corp.	72,959	2,158,127
First Financial Northwest, Inc.	7,677	114,694
Republic First Bancorp, Inc.(a)	59,934	250,524
Sandy Spring Bancorp, Inc.	26,654	1,009,654
Synovus Financial Corp.	39,556	1,550,595
TriState Capital Holdings, Inc.(a)	198,039	5,172,779
United Community Banks, Inc.	22,171	684,640

		10,941,163

Beverages — 0.2%
National Beverage Corp.(a)	26,374	1,345,601

Biotechnology — 12.9%
ACADIA Pharmaceuticals, Inc.(a)(b)	81,577	3,489,864
Acceleron Pharma, Inc.(a)	27,870	1,477,667
Agenus, Inc.(a)(b)	235,429	958,196
Aimmune Therapeutics, Inc.(a)	19,017	636,499
Akcea Therapeutics, Inc.(a)	13,643	231,112
Akebia Therapeutics, Inc.(a)	21,023	132,865
Akero Therapeutics, Inc.(a)	5,691	126,312
Alector, Inc.(a)	16,186	278,885
Allakos, Inc.(a)(b)	6,881	656,172
Allogene Therapeutics, Inc.(a)(b)	2,583	67,106
Amicus Therapeutics, Inc.(a)	120,947	1,178,024
Apellis Pharmaceuticals, Inc.(a)	45,765	1,401,324
Arcus Biosciences, Inc.(a)	47,563	480,386
Arena Pharmaceuticals, Inc.(a)	13,970	634,517
ArQule, Inc.(a)	37,528	749,059
Arrowhead Pharmaceuticals, Inc.(a)	66,296	4,205,155
Atara Biotherapeutics, Inc.(a)	40,344	664,466
Athenex, Inc.(a)	9,886	150,959
Athersys, Inc.(a)	385,357	473,989
Atreca, Inc., Class A(a)(b)	3,670	56,775
Audentes Therapeutics, Inc.(a)	28,622	1,712,740
Avrobio, Inc.(a)	4,048	81,486
Beyondspring, Inc.(a)	10,236	158,658
BioCryst Pharmaceuticals, Inc.(a)	110,184	380,135
Biohaven Pharmaceutical Holding Co. Ltd.(a)	20,187	1,098,980
Blueprint Medicines Corp.(a)(b)	23,248	1,862,397
Calithera Biosciences, Inc.(a)	51,192	292,306
Castle Biosciences, Inc.(a)	12,524	430,450
ChemoCentryx, Inc.(a)	45,870	1,814,159
Coherus Biosciences, Inc.(a)(b)	52,836	951,312
Corvus Pharmaceuticals, Inc.(a)(b)	57,717	313,980
Crinetics Pharmaceuticals, Inc.(a)	9,181	230,351
CytomX Therapeutics, Inc.(a)	48,477	402,844

Security	Shares	Value

Biotechnology (continued)
Deciphera Pharmaceuticals, Inc.(a)	21,463	$1,335,857
Denali Therapeutics, Inc.(a)(b)	55,211	961,776
Dicerna Pharmaceuticals, Inc.(a)	8,764	193,071
Dynavax Technologies Corp.(a)	24,261	138,773
Eagle Pharmaceuticals, Inc.(a)	15,791	948,723
Editas Medicine, Inc.(a)	42,481	1,257,862
Eidos Therapeutics, Inc.(a)	2,346	134,637
Eiger BioPharmaceuticals, Inc.(a)	39,131	583,052
Emergent BioSolutions, Inc.(a)	25,326	1,366,338
Enanta Pharmaceuticals, Inc.(a)	21,407	1,322,524
EPIRUS Biopharmaceuticals, Inc.(a)	6,060	5
Epizyme, Inc.(a)(b)	30,418	748,283
Esperion Therapeutics, Inc.(a)(b)	17,497	1,043,346
Exact Sciences Corp.(a)	6,983	645,788
Fate Therapeutics, Inc.(a)(b)	67,464	1,320,270
FibroGen, Inc.(a)(b)	58,293	2,500,187
Flexion Therapeutics, Inc.(a)(b)	34,571	715,620
Frequency Therapeutics, Inc.(a)	16,378	287,106
Global Blood Therapeutics, Inc.(a)	45,108	3,585,635
Gossamer Bio, Inc.(a)	17,611	275,260
Halozyme Therapeutics, Inc.(a)(b)	60,357	1,070,130
Harpoon Therapeutics, Inc.(a)	11,712	173,220
Heron Therapeutics, Inc.(a)	24,492	575,562
Immunomedics, Inc.(a)	112,751	2,385,811
Insmed, Inc.(a)	82,410	1,967,951
Intellia Therapeutics, Inc.(a)(b)	39,856	584,688
Intercept Pharmaceuticals, Inc.(a)	21,621	2,679,274
Intrexon Corp.(a)(b)	25,444	139,433
Invitae Corp.(a)	88,604	1,429,183
Iovance Biotherapeutics, Inc.(a)(b)	51,238	1,418,268
Ironwood Pharmaceuticals, Inc.(a)(b)	151,433	2,015,573
Jounce Therapeutics, Inc.(a)(b)	20,195	176,302
KalVista Pharmaceuticals, Inc.(a)(b)	6,639	118,241
Karyopharm Therapeutics, Inc.(a)(b)	4,815	92,304
Kezar Life Sciences, Inc.(a)	5,529	22,171
Kiniksa Pharmaceuticals Ltd., Class A(a)	8,718	96,421
Kodiak Sciences, Inc.(a)	11,775	847,211
Ligand Pharmaceuticals, Inc.(a)	8,193	854,448
MacroGenics, Inc.(a)	52,760	574,029
Magenta Therapeutics, Inc.(a)(b)	4,279	64,870
Medicines Co.(a)	15,919	1,352,160
MeiraGTx Holdings plc(a)(b)	6,062	121,361
Mirati Therapeutics, Inc.(a)	17,967	2,315,228
Momenta Pharmaceuticals, Inc.(a)(b)	30,261	597,050
Natera, Inc.(a)	54,994	1,852,748
Nymox Pharmaceutical Corp.(a)(b)	17,877	39,329
Organogenesis Holdings, Inc.(a)	7,330	35,257
Portola Pharmaceuticals, Inc.(a)(b)	63,891	1,525,717
Precision BioSciences, Inc.(a)	24,337	338,041
Principia Biopharma, Inc.(a)	15,639	856,704
PTC Therapeutics, Inc.(a)	26,578	1,276,541
Puma Biotechnology, Inc.(a)	66,414	581,123
Ra Pharmaceuticals, Inc.(a)	22,158	1,039,875
Radius Health, Inc.(a)	35,008	705,761
REGENXBIO, Inc.(a)	8,176	334,971
Replimune Group, Inc.(a)	8,600	123,410
Retrophin, Inc.(a)	74,330	1,055,486
Rhythm Pharmaceuticals, Inc.(a)	10,191	233,985
Rigel Pharmaceuticals, Inc.(a)	199,322	426,549
Rubius Therapeutics, Inc.(a)	13,802	131,119
Sangamo Therapeutics, Inc.(a)	53,495	447,753
Seres Therapeutics, Inc.(a)	120,618	416,132
Spectrum Pharmaceuticals, Inc.(a)	122,337	445,307
Stemline Therapeutics, Inc.(a)	35,202	374,197
Turning Point Therapeutics, Inc.(a)(b)	6,642	413,730
Twist Bioscience Corp.(a)	7,798	163,758
Ultragenyx Pharmaceutical, Inc.(a)	50,642	2,162,920
UNITY Biotechnology, Inc.(a)	34,524	248,918
UroGen Pharma Ltd.(a)	4,472	149,231
Vanda Pharmaceuticals, Inc.(a)	48,279	792,258

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Biotechnology (continued)
Veracyte, Inc.(a)	53,607	$1,496,707
Vericel Corp.(a)	9,703	168,832
vTv Therapeutics, Inc., Class A(a)	2	3
Xencor, Inc.(a)	28,175	968,938
Y-mAbs Therapeutics, Inc.(a)	12,601	393,781

		88,013,213

Building Products — 2.0%
Advanced Drainage Systems, Inc.	50,541	1,963,012
Apogee Enterprises, Inc.	12,889	418,893
Builders FirstSource, Inc.(a)	176,036	4,473,075
Continental Building Products, Inc.(a)	10,576	385,284
Trex Co., Inc.(a)(b)	43,967	3,951,754
Universal Forest Products, Inc.	49,520	2,362,104

		13,554,122

Capital Markets — 1.1%
Ares Management Corp., Class A	27,585	984,509
Brightsphere Investment Group, Inc.	35,296	360,725
Cohen & Steers, Inc.	26,036	1,634,019
Focus Financial Partners, Inc., Class A(a)	23,039	678,959
Hamilton Lane, Inc., Class A	14,807	882,497
Moelis & Co., Class A	71,787	2,291,441
Virtus Investment Partners, Inc.	3,551	432,228

		7,264,378

Chemicals — 1.4%
Ingevity Corp.(a)	23,727	2,073,265
Innospec, Inc.	12,183	1,260,210
PolyOne Corp.	176,198	6,482,324

		9,815,799

Commercial Services & Supplies — 3.0%
Healthcare Services Group, Inc.	80,062	1,947,108
Kimball International, Inc., Class B	16,382	338,616
McGrath RentCorp.	66,429	5,084,476
Mobile Mini, Inc.	62,130	2,355,348
Steelcase, Inc., Class A	169,549	3,468,973
Tetra Tech, Inc.	57,215	4,929,644
Viad Corp.	32,230	2,175,525

		20,299,690

Communications Equipment — 0.8%
Calix, Inc.(a)	112,957	903,656
Ciena Corp.(a)	110,009	4,696,284
TESSCO Technologies, Inc.	8,798	98,714

		5,698,654

Construction & Engineering — 2.0%
Comfort Systems USA, Inc.	117,622	5,863,457
Dycom Industries, Inc.(a)	51,547	2,430,441
EMCOR Group, Inc.	22,597	1,950,121
MasTec, Inc.(a)	53,933	3,460,341
MYR Group, Inc.(a)	2,415	78,705
WillScot Corp.(a)	3,873	71,612

		13,854,677

Construction Materials — 0.2%
Summit Materials, Inc., Class A(a)	49,509	1,183,265

Consumer Finance — 0.9%
Enova International, Inc.(a)(b)	52,091	1,253,309
FirstCash, Inc.	39,115	3,153,842
Green Dot Corp., Class A(a)	87,694	2,043,270

		6,450,421

Distributors — 0.2%
Core-Mark Holding Co., Inc.	45,171	1,228,199

Diversified Consumer Services — 1.4%
Career Education Corp.(a)	33,602	617,941

Security	Shares	Value

Diversified Consumer Services (continued)
Chegg, Inc.(a)	112,586	$4,268,135
Strategic Education, Inc.	28,266	4,491,467

		9,377,543

Diversified Telecommunication Services — 1.0%
Bandwidth, Inc., Class A(a)	7,217	462,249
Cogent Communications Holdings, Inc.	68,691	4,520,555
IDT Corp., Class B(a)	16,274	117,336
Ooma, Inc.(a)	82,386	1,089,967
Vonage Holdings Corp.(a)	74,013	548,436

		6,738,543

Electric Utilities — 0.1%
IDACORP, Inc.	9,338	997,298

Electrical Equipment — 0.9%
Atkore International Group, Inc.(a)	77,321	3,128,408
Generac Holdings, Inc.(a)	26,833	2,699,131
Sunrun, Inc.(a)	26,495	365,896

		6,193,435

Electronic Equipment, Instruments & Components — 1.6%
ePlus, Inc.(a)	16,853	1,420,539
Fabrinet(a)	2,226	144,334
Insight Enterprises, Inc.(a)	6,262	440,156
OSI Systems, Inc.(a)(b)	56,073	5,648,794
PC Connection, Inc.	53,227	2,643,253
ScanSource, Inc.(a)	25,266	933,579

		11,230,655

Energy Equipment & Services — 0.0%
Aspen Aerogels, Inc.(a)	30	233
Forum Energy Technologies, Inc.(a)	87,556	147,094

		147,327

Entertainment — 0.1%
Glu Mobile, Inc.(a)	87,399	528,764

Equity Real Estate Investment Trusts (REITs) — 5.3%
City Office REIT, Inc.	43,042	581,928
DiamondRock Hospitality Co.	39,843	441,460
EastGroup Properties, Inc.	54,230	7,194,694
First Industrial Realty Trust, Inc.	6,089	252,754
Four Corners Property Trust, Inc.	80,229	2,261,656
Hersha Hospitality Trust	74,568	1,084,964
National Storage Affiliates Trust	72,232	2,428,440
NexPoint Residential Trust, Inc.	109,319	4,919,355
Plymouth Industrial REIT, Inc.	14,590	268,310
QTS Realty Trust, Inc., Class A	129,876	7,048,371
RLJ Lodging Trust	87,867	1,557,003
Ryman Hospitality Properties, Inc.	86,781	7,520,441
STAG Industrial, Inc.	7,331	231,440

		35,790,816

Food & Staples Retailing — 0.7%
Performance Food Group Co.(a)	95,784	4,930,960

Food Products — 2.4%
Calavo Growers, Inc.	44,315	4,014,496
Freshpet, Inc.(a)	77,637	4,587,570
J&J Snack Foods Corp.	29,770	5,485,718
John B. Sanfilippo & Son, Inc.	22,144	2,021,304
Lancaster Colony Corp.	1,559	249,596
Simply Good Foods Co.(a)	6,080	173,523

		16,532,207

Gas Utilities — 0.2%
New Jersey Resources Corp.	8,751	390,032
Southwest Gas Holdings, Inc.	8,599	653,266

		1,043,298

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Health Care Equipment & Supplies — 5.1%
Accuray, Inc.(a)	173,434	$489,084
AtriCure, Inc.(a)(b)	65,849	2,140,751
Axogen, Inc.(a)(b)	22,214	397,408
Cardiovascular Systems, Inc.(a)	14,301	694,886
GenMark Diagnostics, Inc.(a)	94,457	454,338
Globus Medical, Inc., Class A(a)	78,509	4,622,610
Inogen, Inc.(a)	43,886	2,998,730
Integer Holdings Corp.(a)	24,506	1,971,018
iRadimed Corp.(a)	10,456	244,461
iRhythm Technologies, Inc.(a)	40,225	2,738,920
LivaNova PLC(a)	15,369	1,159,284
Merit Medical Systems, Inc.(a)	36,640	1,143,901
Neogen Corp.(a)	24,052	1,569,634
Nevro Corp.(a)	13,938	1,638,273
Novocure Ltd.(a)	63,703	5,368,252
Penumbra, Inc.(a)	4,482	736,258
RTI Surgical Holdings, Inc.(a)	256,049	701,574
SeaSpine Holdings Corp.(a)	31,971	383,972
Shockwave Medical, Inc.(a)	3,362	147,659
SI-BONE, Inc.(a)	47,780	1,027,270
Silk Road Medical, Inc.(a)(b)	24,537	990,804
SmileDirectClub, Inc.(a)(b)	75,214	657,370
Tactile Systems Technology, Inc.(a)	11,742	792,702
Tandem Diabetes Care, Inc.(a)	29,429	1,754,263
TransMedics Group, Inc.(a)	8,799	167,269

		34,990,691

Health Care Providers & Services — 4.4%
AMN Healthcare Services, Inc.(a)(b)	119,155	7,424,548
CorVel Corp.(a)(b)	8,007	699,492
Ensign Group, Inc.	16,520	749,512
HealthEquity, Inc.(a)	96,057	7,114,942
Joint Corp.(a)	16,901	272,782
LHC Group, Inc.(a)(b)	23,246	3,202,369
Patterson Cos., Inc.	192,934	3,951,288
Pennant Group, Inc.(a)(b)	10,141	335,363
PetIQ, Inc.(a)	16,067	402,478
Select Medical Holdings Corp.(a)	64,103	1,496,164
Tenet Healthcare Corp.(a)	12,504	475,527
U.S. Physical Therapy, Inc.	33,132	3,788,644

		29,913,109

Health Care Technology — 2.8%
Allscripts Healthcare Solutions, Inc.(a)	58,718	576,317
Castlight Health, Inc., Class B(a)	212,342	282,415
Evolent Health, Inc., Class A(a)(b)	71,446	646,586
Inovalon Holdings, Inc., Class A(a)(b)	116,638	2,195,127
Inspire Medical Systems, Inc.(a)	24,564	1,822,894
NextGen Healthcare, Inc.(a)	24,940	400,786
Omnicell, Inc.(a)	74,798	6,112,493
Phreesia, Inc.(a)	94,431	2,515,642
Tabula Rasa HealthCare, Inc.(a)(b)	10,905	530,855
Teladoc Health, Inc.(a)(b)	40,913	3,425,236
Vocera Communications, Inc.(a)(b)	36,261	752,778

		19,261,129

Hotels, Restaurants & Leisure — 4.2%
BJ’s Restaurants, Inc.	58,181	2,208,551
Boyd Gaming Corp.	118,542	3,549,147
Brinker International, Inc.	49,301	2,070,642
Cheesecake Factory, Inc.	13,238	514,429
Churchill Downs, Inc.	28,585	3,921,862
Dave & Buster’s Entertainment, Inc.	3,375	135,574
Denny’s Corp.(a)(b)	68,782	1,367,386
Eldorado Resorts, Inc.(a)	1,208	72,045
Everi Holdings, Inc.(a)	50,234	674,643
Ruth’s Hospitality Group, Inc.	50,024	1,088,772
Target Hospitality Corp.(a)(b)	81,315	406,575

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Texas Roadhouse, Inc.	178,861	$10,073,452
Wingstop, Inc.(b)	28,090	2,422,201

		28,505,279

Household Durables — 1.8%
Century Communities, Inc.(a)	2,973	81,312
Helen of Troy Ltd.(a)	13,851	2,490,271
iRobot Corp.(a)(b)	22,636	1,146,061
KB Home	2,299	78,787
LGI Homes, Inc.(a)	18,976	1,340,654
MDC Holdings, Inc.	89,373	3,410,474
Sonos, Inc.(a)	34,437	537,906
TopBuild Corp.(a)	27,715	2,856,862

		11,942,327

Independent Power and Renewable Electricity Producers — 0.1%
TerraForm Power, Inc., Class A	21,058	324,083

Insurance — 0.3%
eHealth, Inc.(a)	696	66,872
Kinsale Capital Group, Inc.(b)	11,804	1,199,995
National General Holdings Corp.	4,630	102,323
RLI Corp.	3,289	296,076
Trupanion, Inc.(a)	8,981	336,428
Universal Insurance Holdings, Inc.	6,680	186,973

		2,188,667

Interactive Media & Services — 1.3%
Care.com, Inc.(a)(b)	12,513	188,070
Cargurus, Inc.(a)(b)	104,560	3,678,421
EverQuote, Inc., Class A(a)	22,864	785,378
QuinStreet, Inc.(a)	44,294	678,141
TrueCar, Inc.(a)	149,862	711,845
Yelp, Inc.(a)	82,017	2,856,652

		8,898,507

Internet & Direct Marketing Retail — 0.3%
1-800-Flowers.com, Inc., Class A(a)(b)	87,429	1,267,721
Stitch Fix, Inc., Class A(a)(b)	24,900	638,934

		1,906,655

IT Services — 2.5%
CSG Systems International, Inc.	116,943	6,055,309
Hackett Group, Inc.	88,004	1,420,385
I3 Verticals, Inc., Class A(a)(b)	5,893	166,477
International Money Express, Inc.(a)(b)	86,718	1,044,085
ManTech International Corp., Class A	38,166	3,048,700
MAXIMUS, Inc.	32,540	2,420,651
Perficient, Inc.(a)	24,672	1,136,639
Repay Holdings Corp.(a)(b)	33,380	489,017
Verra Mobility Corp.(a)(b)	56,022	783,748
Virtusa Corp.(a)(b)	13,327	604,113

		17,169,124

Leisure Products — 0.3%
Malibu Boats, Inc., Class A(a)	53,954	2,209,416

Life Sciences Tools & Services — 1.4%
10X Genomics, Inc., Class A(a)(b)	9,455	720,944
Adaptive Biotechnologies Corp.(a)(b)	6,180	184,906
Codexis, Inc.(a)	10,513	168,103
Medpace Holdings, Inc.(a)	25,791	2,167,991
NanoString Technologies, Inc.(a)(b)	37,554	1,044,752
NeoGenomics, Inc.(a)(b)	58,434	1,709,195
Pacific Biosciences of California, Inc.(a)	23,477	120,672
Personalis, Inc.(a)	30,787	335,578
Repligen Corp.(a)	26,347	2,437,098

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Syneos Health, Inc.(a)	14,665	$872,201

		9,761,440

Machinery — 4.1%
Albany International Corp., Class A	29,879	2,268,414
Blue Bird Corp.(a)	66,606	1,526,610
Douglas Dynamics, Inc.	5,403	297,165
ESCO Technologies, Inc.	74,809	6,919,833
Evoqua Water Technologies Corp.(a)	159,648	3,025,330
Federal Signal Corp.	62,317	2,009,723
Harsco Corp.(a)	30,218	695,316
Hillenbrand, Inc.	60,595	2,018,419
John Bean Technologies Corp.	21,206	2,389,068
Meritor, Inc.(a)	34,422	901,512
Miller Industries, Inc.	6,108	226,790
Navistar International Corp.(a)	16,770	485,324
RBC Bearings, Inc.(a)	5,498	870,553
SPX Corp.(a)	9,405	478,526
Wabash National Corp.	15,302	224,786
Watts Water Technologies, Inc., Class A	13,660	1,362,722
Woodward, Inc.	17,450	2,066,778

		27,766,869

Media — 0.3%
Cardlytics, Inc.(a)	10,854	682,282
Entravision Communications Corp., Class A	102,192	267,743
iHeartMedia, Inc., Class A(a)(b)	9,943	168,037
MSG Networks, Inc., Class A(a)	23,581	410,309
TechTarget, Inc.(a)	9,164	239,180
Tremor International Ltd.(a)	2,418	5,125

		1,772,676

Metals & Mining — 0.5%
Materion Corp.	46,129	2,742,369
Novagold Resources, Inc.(a)	15,225	136,416
Ryerson Holding Corp.(a)	37,411	442,572

		3,321,357

Oil, Gas & Consumable Fuels — 0.2%
Brigham Minerals, Inc., Class A	6,708	143,820
Evolution Petroleum Corp.	196,661	1,075,736
Matador Resources Co.(a)(b)	14,014	251,832
Montage Resources Corp.(a)	1	8

		1,471,396

Paper & Forest Products — 0.5%
Boise Cascade Co.	87,652	3,201,928

Personal Products — 0.1%
elf Beauty, Inc.(a)	10,479	169,026
USANA Health Sciences, Inc.(a)	9,717	763,270

		932,296

Pharmaceuticals — 3.6%
Amneal Pharmaceuticals, Inc.(a)(b)	164,099	790,957
Amphastar Pharmaceuticals, Inc.(a)(b)	82,854	1,598,254
Arvinas, Inc.(a)	15,950	655,386
Axsome Therapeutics, Inc.(a)	9,664	998,871
BioDelivery Sciences International, Inc.(a)(b)	107,008	676,291
Cara Therapeutics, Inc.(a)(b)	29,430	474,117
Corcept Therapeutics, Inc.(a)(b)	145,060	1,755,226
Dermira, Inc.(a)	27,871	422,524
Endo International PLC(a)	61,241	287,220
Horizon Therapeutics PLC(a)	40,305	1,459,041
Innoviva, Inc.(a)	61,504	870,897
Intersect ENT, Inc.(a)	65,253	1,624,800
Intra-Cellular Therapies, Inc.(a)(b)	25,479	874,184
NGM Biopharmaceuticals, Inc.(a)	45,120	834,269
Omeros Corp.(a)	57,096	804,483
Pacira BioSciences, Inc.(a)	58,087	2,631,341
Phibro Animal Health Corp., Class A	29,520	732,982
Prestige Consumer Healthcare, Inc.(a)	35,593	1,441,517

Security	Shares	Value

Pharmaceuticals (continued)
Reata Pharmaceuticals, Inc., Class A(a)(b)	10,401	$2,126,276
Supernus Pharmaceuticals, Inc.(a)	76,598	1,816,905
TherapeuticsMD, Inc.(a)	79,493	192,373
Theravance Biopharma, Inc.(a)	36,437	943,354
Tricida, Inc.(a)(b)	15,270	576,290

		24,587,558

Professional Services — 2.8%
ASGN, Inc.(a)	57,346	4,069,846
CRA International, Inc.	11,888	647,539
Exponent, Inc.	4,970	342,980
Forrester Research, Inc.	22,736	948,091
Insperity, Inc.	79,039	6,800,516
Kforce, Inc.	87,837	3,487,129
TriNet Group, Inc.(a)(b)	49,199	2,785,155

		19,081,256

Real Estate Management & Development — 0.2%
RE/MAX Holdings, Inc., Class A	8,238	317,081
RMR Group, Inc., Class A	28,088	1,281,936

		1,599,017

Road & Rail — 0.3%
Covenant Transportation Group, Inc., Class A(a)	2,823	36,487
Marten Transport Ltd.	4,494	96,576
Saia, Inc.(a)	5,955	554,530
Universal Logistics Holdings, Inc.	70,063	1,328,394

		2,015,987

Semiconductors & Semiconductor Equipment — 3.6%
Advanced Energy Industries, Inc.(a)	23,675	1,685,660
Ambarella, Inc.(a)	86,399	5,232,323
Amkor Technology, Inc.(a)(b)	192,022	2,496,286
Brooks Automation, Inc.	24,929	1,046,021
Cabot Microelectronics Corp.	5,413	781,204
Cirrus Logic, Inc.(a)(b)	74,588	6,146,797
FormFactor, Inc.(a)	31,234	811,147
Inphi Corp.(a)	27,584	2,041,768
Power Integrations, Inc.	25,482	2,520,425
Silicon Laboratories, Inc.(a)	18,108	2,100,166

		24,861,797

Software — 9.1%
A10 Networks, Inc.(a)(b)	136,607	938,490
Alarm.com Holdings, Inc.(a)	48,886	2,100,631
Appian Corp.(a)	6,040	230,788
Avalara, Inc.(a)	1,638	119,984
Benefitfocus, Inc.(a)	268,222	5,884,791
Bill.Com Holdings, Inc.(a)	3,697	140,671
Blackline, Inc.(a)(b)	19,840	1,022,950
Bottomline Technologies DE, Inc.(a)	101,308	5,430,109
Box, Inc., Class A(a)(b)	137,201	2,302,233
ChannelAdvisor Corp.(a)	7,520	67,981
Cloudflare, Inc., Class A(a)(b)	23,759	405,329
CommVault Systems, Inc.(a)	94,591	4,222,542
Cornerstone OnDemand, Inc.(a)	83,240	4,873,702
Five9, Inc.(a)	37,759	2,476,235
j2 Global, Inc.	14,052	1,316,813
Model N, Inc.(a)	51,701	1,813,154
Paylocity Holding Corp.(a)	51,575	6,231,292
Progress Software Corp.	38,699	1,607,943
PROS Holdings, Inc.(a)	21,879	1,310,990
Q2 Holdings, Inc.(a)	22,547	1,828,111
Qualys, Inc.(a)	2,404	200,421
Rapid7, Inc.(a)(b)	68,760	3,851,935
Rimini Street, Inc.(a)	21,335	82,780
RingCentral, Inc., Class A(a)	24,685	4,163,619
SailPoint Technologies Holding, Inc.(a)	12,792	301,891
SPS Commerce, Inc.(a)	91,822	5,088,775
SVMK, Inc.(a)	77,932	1,392,645
Upland Software, Inc.(a)	17,624	629,353

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Small Cap Growth Fund (Percentages shown are based on Net Assets)

Security	Shares	Value

Software (continued)
Yext, Inc.(a)(b)	129,577	$1,868,500
Zix Corp.(a)	36,070	244,555
Zuora, Inc., Class A(a)	14,330	205,349

		62,354,562

Specialty Retail — 1.7%
Aaron’s, Inc.(b)	17,176	980,921
America’s Car-Mart, Inc.(a)	6,181	677,808
Asbury Automotive Group, Inc.(a)	58,544	6,544,634
Children’s Place, Inc.	8,528	533,171
Haverty Furniture Cos., Inc.	12	242
Lithia Motors, Inc., Class A(b)	12,112	1,780,464
National Vision Holdings, Inc.(a)	9,751	316,225
Sleep Number Corp.(a)	5,390	265,404
Sonic Automotive, Inc., Class A	21,043	652,333
Zumiez, Inc.(a)	1,945	67,180

		11,818,382

Textiles, Apparel & Luxury Goods — 1.8%
Crocs, Inc.(a)	83,225	3,486,295
Oxford Industries, Inc.	54,411	4,103,678
Steven Madden Ltd.	84,720	3,643,807
Wolverine World Wide, Inc.	29,725	1,002,922

		12,236,702

Thrifts & Mortgage Finance — 0.8%
Essent Group Ltd.	69,588	3,617,880
Federal Agricultural Mortgage Corp., Class C	12,349	1,031,142
NMI Holdings, Inc., Class A(a)	5,903	195,862
Radian Group, Inc.	5,868	147,639
Riverview Bancorp, Inc.	32,170	264,116

		5,256,639

Tobacco — 0.3%
Vector Group Ltd.	137,666	1,843,348

Trading Companies & Distributors — 2.0%
Applied Industrial Technologies, Inc.	62,565	4,172,460
BMC Stock Holdings, Inc.(a)	69,229	1,986,180
Foundation Building Materials, Inc.(a)	59,370	1,148,810
GMS, Inc.(a)	26,701	723,063
H&E Equipment Services, Inc.	66,531	2,224,131
Herc Holdings, Inc.(a)	25,390	1,242,587
Lawson Products, Inc.(a)	2,777	144,682
SiteOne Landscape Supply, Inc.(a)	19,300	1,749,545

		13,391,458

Water Utilities — 0.2%
American States Water Co.	13,666	1,184,022

Security	Shares	Value

Wireless Telecommunication Services — 0.1%
Boingo Wireless, Inc.(a)	56,232	$615,740
Gogo, Inc.(a)(b)	55,404	354,586

		970,326

Total Common Stocks — 98.6% (Cost: $566,554,059)		672,634,537

Preferred Stocks — 0.6%

Household Durables — 0.0%
AliphCom:
Series 6 (Acquired 06/03/14, cost $ 0)(a)(c)(d)(e)	8,264	—
Series 8 (Acquired 08/31/15, cost $ 1,174,984)(a)(c)(d)(e)	192,156	2

		2

Software — 0.6%
Illumio, Inc., Series C (Acquired 03/10/15, cost $ 1,000,317)(a)(d)(e)	311,155	1,406,421
Palantir Technologies, Inc., Series I (Acquired 02/06/14, cost $2,499,998)(a)(d)(e)	407,830	2,414,354

		3,820,775

Total Preferred Stocks — 0.6% (Cost: $4,675,299)		3,820,777

Rights — 0.0%

Metals & Mining — 0.0%
Pan American Silver Corp. — CVR(a)(d)	57,348	12,043

Pharmaceuticals — 0.0%
H. Lundbeck A/S — CVR(a)(d)	46,530	40,946

Total Rights — 0.0% (Cost: $—)		52,989

Total Long-Term Investments — 99.2% (Cost: $571,229,358)		676,508,303

Short-Term Securities — 6.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 1.51%(f)(h)	5,891,613	5,891,613
SL Liquidity Series, LLC, Money Market Series, 1.80%(f)(g)(h)	39,130,524	39,138,350

Total Short-Term Securities — 6.6% (Cost: $45,022,518)		45,029,963

Total Investments — 105.8% (Cost: $616,251,876)		721,538,266

Liabilities in Excess of Other Assets — (5.8)%		(39,526,087)

Net Assets — 100.0%		$682,012,179

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Small Cap Growth Fund

(a)	Non-income producing security.
(b)	Security, or a portion of the security, is on loan.
(c)	Issuer filed for bankruptcy and/or is in default.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)

Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $3,820,777, representing 0.6% of its net assets as of period end, and an original cost of $4,675,299.

(f)	Annualized 7-day yield as of period end.
(g)	Security was purchased with the cash collateral from loaned securities.
(h)

During the period ended December 31, 2019, investments in issuers considered to be an affiliate/affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 09/30/19	Net Activity	Shares Held at 12/31/19	Value at 12/31/19	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	5,370,690	520,923	5,891,613	$5,891,613	$23,841		$13	$—
SL Liquidity Series, LLC, Money Market Series	42,970,281	(3,839,757)	39,130,524	39,138,350	80,749	(b)	—	68

				$45,029,963	$104,590		$13	$68

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Portfolio Abbreviation

CVR	Contingent Value Rights

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Russell 2000 E-Mini Index	77	03/20/20	$6,432	$33,056

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its annual report.

Schedule of Investments (unaudited) (continued) December 31, 2019	BlackRock Advantage Small Cap Growth Fund

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments:
Common Stocks(a)	$672,634,537	$—	$—	$672,634,537
Preferred Stocks(a)	—	—	3,820,777	3,820,777
Rights(a)	—	—	52,989	52,989
Short-Term Securities	5,891,613	—	—	5,891,613

Subtotal	$678,526,150	$—	$3,873,766	$682,399,916

Investments Valued at Net Asset Value (“NAV”)(b)				39,138,350

Total Investments				$721,538,266

(a) See above Schedule of Investments for values in each industry.

(b) Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

	Level 1	Level 2	Level 3	Total
Derivative Financial Instruments(a)
Assets:
Equity contracts	$33,056	$—	$—	$33,056

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.